Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity File Number	001-39580
Entity Registrant Name	Immunome, Inc.
Entity Central Index Key	0001472012
Entity Tax Identification Number	77-0694340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18702 N. Creek Parkway, Suite 100
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	939-7410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false